Employee Benefit Plans and Postretirement Benefits - Accumulated Benefit Obligations in Excess of Plan Assets (Detail) - Pension [Member] - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 3,011	$ 3,182
Fair value of plan assets	$ 2,183	$ 2,404